UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Pennsylvania Long-Term Tax-Exempt Fund Admiral™ Shares - VPALX

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares - VPAIX

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Admiral™ Shares (VPALX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.0%
1 to 3 Years	1.7%
3 to 5 Years	3.4%
5 to 10 Years	12.8%
10 to 20 Years	44.0%
20 to 30 Years	30.5%
Greater than 30 Years	2.5%
Other Assets and Liabilities — Net	0.1%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,584
Number of Portfolio Holdings	1,098
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR577

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares (VPAIX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.0%
1 to 3 Years	1.7%
3 to 5 Years	3.4%
5 to 10 Years	12.8%
10 to 20 Years	44.0%
20 to 30 Years	30.5%
Greater than 30 Years	2.5%
Other Assets and Liabilities — Net	0.1%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,584
Number of Portfolio Holdings	1,098
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR77

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
Pennsylvania (98.3%)
	Abington School District GO	4.000%	10/1/38	2,555	2,535
	Abington School District GO	4.000%	10/1/39	2,805	2,755
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,078
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,071
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	9,266
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,696
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,164
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,557
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	858
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,055
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	940
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,103
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,981
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,077
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,905
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	4.100%	6/3/24	9,875	9,875
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	25
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	500	510
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,069
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,914
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,690
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,528
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,423
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,072
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,137
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,192
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,455
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	24,496
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	20,515	20,664
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,060	927
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,567
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,361
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,397
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,605
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,733
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,636
	Allegheny County PA GO	4.000%	11/1/34	915	928
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,242
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,122
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	811
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,113
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,673
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,042
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,518
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	505
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	939
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,110
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,513
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,500
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,188
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,582
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,594
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,695
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,189
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	409
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,199
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,485
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,476
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,353

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,151
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,022
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,060
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,514
	Allentown Commercial and IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/53	1,000	1,014
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,152
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,353
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,044
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,258
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,375	10,530
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,220	3,321
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,121
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,125	2,052
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,632
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,532
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,785
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	4,935
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,091
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	994
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	687
[3]	Beaver County PA GO	4.000%	4/15/30	105	107
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	51
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	377
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,514
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	792
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,418
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	722
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	433
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	515
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,546
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,300	1,221
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,371
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,757
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	1,500	1,446
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/39	1,220	1,269
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/40	1,275	1,319
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/41	1,340	1,378
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/49	2,005	2,051
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/54	3,620	3,738
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	386
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	140
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	75
	Boyertown Area School District GO	5.000%	10/1/38	400	427
	Boyertown Area School District GO	5.000%	10/1/40	500	527
	Boyertown Area School District GO	5.000%	10/1/41	500	527
[3]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,506
[3]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,864
[3]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,010
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/37	1,205	1,173
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,099
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,140
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	530
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	874
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,224
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,090	2,838
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	10,160	7,350
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	13,540	10,068
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	761
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	2,740
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,277
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	496
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	548
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	925
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,760
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,706
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,865
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,336
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	520
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	485

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,010	998
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,770	1,750
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,354
[1]	Cambria County PA GO	4.000%	8/1/35	700	706
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,104
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,057
	Capital Region Water Revenue	5.000%	7/15/35	500	526
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,039
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	521
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,041
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,890
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,724
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,154
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,797
	Central Dauphin School District GO	4.000%	5/15/34	1,985	1,988
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,000
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,523
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,962
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,255
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,773
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,417
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,638
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	12,125	11,153
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	9,497
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,597
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,061
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	3,215	3,365
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,645	3,441
	Chester PA County GO	5.000%	7/15/37	635	665
	Chester PA County GO	5.000%	7/15/38	500	555
	Chester PA County GO	5.000%	7/15/39	700	773
	Chester PA County GO	5.000%	7/15/40	1,500	1,641
	Chester PA County GO	5.000%	7/15/41	2,500	2,716
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarson University of Pennsylvania Housing Project)	5.000%	7/1/29	2,000	2,001
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarson University of Pennsylvania Housing Project)	5.000%	7/1/33	3,000	3,001
[3]	Coatesville School District GO	4.250%	11/15/39	12,000	11,779
	Colonial School District GO	3.000%	2/15/39	350	290
	Colonial School District GO	3.000%	2/15/40	700	574
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	250
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,000
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,897
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,097
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,128
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,353
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,230
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	7,190	7,523
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,318
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,175
[1,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	35,550	34,866
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	885
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,046
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	912
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,037
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,013
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,445
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,323
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,238
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,166
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	543
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,380
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,313
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,334
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,423
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	12,500	13,745
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,031
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,271
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,068
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,055

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,617
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,601
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,012
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,155
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,000	1,795
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,626
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,581
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,022
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,638
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	16,834
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	430
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,854
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	654
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,099
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,910
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,821
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,039
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,004
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,057
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	300	287
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,055
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	8,815	8,815
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,595
	Commonwealth of Pennsylvania GO	4.000%	9/1/40	11,250	11,224
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,209
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	9,911
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	9,843
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	10,000	9,799
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,055
	Conestoga Valley School District GO	3.000%	2/1/38	850	710
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,700
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	637
	Council Rock School District GO	2.050%	11/15/33	1,085	874
	Council Rock School District GO	3.250%	11/15/39	5,010	4,241
	Council Rock School District GO	2.050%	8/15/42	3,000	1,947
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	764
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	815
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,445
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,842
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,373
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,059
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,764
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,891
[2,5]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.400%	6/6/24	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,018
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,012
[1]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,168
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,609
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,813
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,274
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,489
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	1,000	752
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	6.250%	10/15/53	1,615	1,270
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,756
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,194
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,073
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	3,997
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	487
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,249
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,219
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,321
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,862
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,510
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,069

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Delaware PA County GO	5.000%	8/1/40	600	654
[6]	Delaware PA County GO	5.000%	8/1/41	1,460	1,578
[6]	Delaware PA County GO	5.000%	8/1/46	2,200	2,338
[6]	Delaware PA County GO	5.000%	8/1/48	2,210	2,339
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	3,975
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,637
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,430
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,056
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,130
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,661
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	639
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,930
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	7,811
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,035
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,118
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,006
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,025
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,003
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,053
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,289
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	776
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	769
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,020
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	511
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	533
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	766
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,287
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,040	6,268
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	3,600	3,173
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,312
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc Student Housing Project), Prere.	5.000%	7/1/25	825	836
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc Student Housing Project), Prere.	5.000%	7/1/25	3,750	3,800
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	250
[3]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,303
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	270
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	874
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,328
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,397
[1]	Erie School District GO	5.000%	4/1/27	150	155
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,035
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.340%	6/6/24	915	915
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.340%	6/6/24	400	400
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,079
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,931
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,374
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,104
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,822
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,368
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	14,615
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,652
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,670
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,460	25,384
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	19,000	19,328
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	855	901
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,217
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,255
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	427
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	585
	Hatboro-Horsham School District GO	5.000%	9/15/43	500	529
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,070
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,129
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,641
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,608
	Haverford Township School District GO	3.000%	3/1/34	55	49
	Haverford Township School District GO	5.000%	3/15/40	400	431
	Haverford Township School District GO	5.000%	3/15/41	580	623
	Haverford Township School District GO	5.000%	3/15/42	450	482

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township School District GO	5.000%	3/15/43	635	677
	Haverford Township School District GO	5.000%	3/15/44	575	612
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,255
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	1,185	1,125
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,419
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,481
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,545
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,608
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,682
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	994
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,612
[3]	Interboro School District GO	4.000%	8/15/43	1,445	1,413
[3]	Interboro School District GO	4.250%	8/15/53	1,630	1,590
[2]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	1,000	995
	Kennett Consolidated School District GO	5.000%	2/15/42	475	510
	Kennett Consolidated School District GO	5.000%	2/15/43	600	643
	Kennett Consolidated School District GO	5.000%	2/15/44	550	586
	Kennett Consolidated School District GO	5.000%	2/15/48	1,000	1,056
	Kennett Consolidated School District GO	5.000%	2/15/51	5,050	5,321
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	885
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	611
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	7,150	6,592
[6]	Lampeter Strasburg School District GO	5.000%	3/1/39	600	644
[6]	Lampeter Strasburg School District GO	5.000%	3/1/40	725	773
[6]	Lampeter Strasburg School District GO	5.000%	3/1/41	2,675	2,829
[6]	Lampeter Strasburg School District GO	5.000%	3/1/42	2,750	2,900
[6]	Lampeter Strasburg School District GO	5.000%	3/1/43	2,760	2,903
[6]	Lampeter Strasburg School District GO	5.000%	3/1/44	1,425	1,495
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,609
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,027
	Lancaster County PA GO	4.000%	11/1/34	500	505
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	8,950
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,174
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	26,065	26,475
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	740
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,281
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	713
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,013
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,788
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,641
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	534
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	4,550	3,332
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,549
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,661
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,351
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,203
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	334
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	299
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	325
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	407
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	426
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	501
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	587
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	445
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,109
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,110
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,653
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,413
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	1,800	1,740
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/46	5,000	4,773
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,137
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,166
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,045
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,346
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	9,314
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	17,515	16,115
[2,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	6/21/24	4,400	4,400
[3]	Lehighton Area School District GO	5.000%	11/15/36	1,850	1,999
[3]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,323

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,818
[3]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,501
	Lower Paxton PA GO	5.000%	4/1/40	200	212
	Lower Paxton PA GO	5.000%	4/1/41	225	238
	Lower Paxton PA GO	5.000%	4/1/42	200	211
	Lower Paxton PA GO	5.000%	4/1/43	350	367
	Lower Paxton PA GO	5.000%	4/1/44	300	314
	Lower Paxton PA GO	5.000%	4/1/49	1,000	1,037
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	434
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,938
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,556
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,779
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,168
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,509
	Monroe County PA GO	4.000%	7/15/37	1,630	1,636
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,890	3,912
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	550	603
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,000	1,092
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	357
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,067
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,061
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,832
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,591
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,004
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	465
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	485
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	609
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	263
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,003
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,925	3,940
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,192
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	989
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	983
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,840	1,855
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,832
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,288
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,877
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,575
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,895
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,783
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,751
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,879
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,665	1,517
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	8,755	7,851
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,696
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	12,308
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,208
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	371
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,420
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,404
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,277
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,555
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,438
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	81
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,353
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,438
	Montgomery County PA GO	5.000%	1/1/39	7,175	7,791
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,543
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,220
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,356
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	644
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,633
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,528

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/38	2,500	2,504
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/48	6,500	6,149
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	299
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	248
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	345
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	295
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	196
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	98
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	205
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	250	243
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	97
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	217
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	357
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	550
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	792
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	671
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	376
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,336
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,565
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,501
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	17,963
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	876
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,701
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,541
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	898
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,626
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	7,890	7,280
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,658
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,356
	North Hills School District GO	5.000%	10/15/35	325	356
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,545
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,535
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,786
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,170	4,262
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,045
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,909
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,000	2,899
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,056
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,420
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/53	3,000	3,176
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,670
	Northampton Township PA GO	3.625%	5/15/39	2,145	1,919
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	929
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,381
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,128
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,232
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,133
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,552
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	2,917
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	336
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	264
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	217
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	709
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	644
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,598
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	506
[3]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/46	1,255	936
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,818
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,301
[3]	Penn Hills School District GO	3.000%	10/1/32	2,795	2,543
[3]	Penn Hills School District GO	3.000%	10/1/33	760	684
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,728
	Pennsbury School District GO	5.000%	8/1/39	750	808

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,072
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,243
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	894
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,945
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,752
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,100
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	2,640	2,811
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	1,500	1,585
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	2,880	3,030
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,502
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.375%	7/1/53	7,000	6,774
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/41	1,000	1,105
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	9,000	9,654
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	9,075	9,886
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	515	567
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	500	551
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	500	549
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	450	494
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,211
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	545
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	545
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,814
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,984
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	620
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,500	1,567
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,015
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	966
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	859
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,676
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,928
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,167
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,500	1,528
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,420
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/46	1,000	1,024
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,837
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,653
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	5,100	4,750
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,671
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,039
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	3,918
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	2,035
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Company Project)	3.000%	4/1/39	4,500	3,676
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,830	3,633
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,683
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,920
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,267
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,873
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,290	3,293
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,555
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,280	2,288
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,000	2,002
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,447
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,028
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,946
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,900
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,279
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,403
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,895
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,230
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	948
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,769

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,041
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,193
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/48	5,000	5,146
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.420%	6/6/24	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	3,986
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	754
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,144
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	790
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,492
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,284
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,083
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,012
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,157
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	9,040	8,691
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,166
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,609
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,580	16,698
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,781
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.330%	6/5/24	435	435
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,283
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,344
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,628
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	913
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,412	6,764
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,586
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,820
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,260	5,625
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,478
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,514
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,552
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,337
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,317
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,611
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,502
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,000	1,961
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	3,984
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,573
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,842
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,326
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,687
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,477
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,586
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	4,891
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,220
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,873
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,180	2,145
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,920
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,225	1,188
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,108	2,932
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,135	2,112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,230	7,303
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,155	13,689
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,654	10,103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,000	5,387
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	6,370	6,832
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.950%	6/3/24	9,127	9,127
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.950%	6/3/24	11,354	11,353
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,152
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,864
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,393
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	841
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	947
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,110
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,656
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,731
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,130	1,208
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,818

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	4,060	4,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,538
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,327
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,036
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,900	3,268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,722
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,500
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,231
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,068
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,163
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,391
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,641
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,145
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,447
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,766
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	11,950	12,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,358
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	860
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,699
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,762
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	2,908
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,835
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,730
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,404
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	219
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	6,986
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,160
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,405
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,066
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,276
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,033
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,357
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,750	2,853
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,224
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,200
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,479
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,833
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	12,500	13,285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	7,208
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	17,986
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	3,864
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,499
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,127
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,427
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,845	8,258
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	2,620	2,757
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	9,000	9,569
[2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.150%	6/3/24	400	400
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.340%	6/6/24	4,650	4,650
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.350%	6/6/24	16,200	16,200
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,915

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,014
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,196
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,441
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,146
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,697
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	2,155	2,075
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	1,675	1,609
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,810	16,340
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/46	7,630	8,055
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,235
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,286
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	16,000	14,914
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,560
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,195	1,986
[2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.390%	6/6/24	5,000	5,000
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	4.200%	6/3/24	7,500	7,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,631
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,212
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,048
[5]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.360%	6/6/24	3,165	3,165
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	989
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,089
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	1,999
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,041
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,392
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,145
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	903
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,123
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,553
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,259
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,126
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,061
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,057
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,107
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,255
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,349
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,036
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,745
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,188
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,088
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,080
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,216
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	4,959
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,010
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,214
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,380
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,902
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	5,827
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,816
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	1,900	1,946
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	508
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	300	301
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	759
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,050	1,036
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	2,770	2,491
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/42	1,000	935
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/52	1,500	1,351
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/52	950	910
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/57	950	912
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	586
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,726
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/41	375	321
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/51	1,440	1,124
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/56	170	130
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/40	1,000	955
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/50	5,130	4,634
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,093
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,093
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	4,750	4,781

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,510	1,481
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	2,750	2,671
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,886
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	10,816
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,034
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,576
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,120
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,264
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,011
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,004
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,730
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,251
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,156
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,476
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,784
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,217
[2]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	6/3/24	1,300	1,300
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,350
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	3,958
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,869
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,454
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,361
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	779
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,413
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	4,965	4,960
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,481
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,836
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,958
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,884
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,118
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,622
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,078
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,043
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,116
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,590
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,041
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,259
	Philadelphia PA GO	4.000%	5/1/38	9,000	9,024
	Philadelphia PA GO	4.000%	5/1/39	1,000	988
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,943
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,479
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,089
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,255
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,043
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,484
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,760
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,785
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,533
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,956
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,260
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,226
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,221
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,168
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	4,855	5,139
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,251
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,066
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,044
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	17,850
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,029
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	8,033
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,141
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,121
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,031
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,103
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,194
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,102
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,125
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,121
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,698
	Philadelphia School District GO	5.000%	9/1/29	2,235	2,286

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,021
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,092
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,533
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,431
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,036
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,302
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,031
	Philadelphia School District GO	5.000%	9/1/37	3,825	3,979
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,285
	Philadelphia School District GO	5.000%	9/1/38	1,000	1,036
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,482
	Pine-Richland School District GO	4.000%	3/1/37	750	759
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,033
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	517
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,035
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	517
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	516
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,420
	Pittsburgh PA GO	4.000%	9/1/35	750	763
	Pittsburgh PA GO	5.000%	9/1/35	560	587
	Pittsburgh PA GO	4.000%	9/1/36	875	889
	Pittsburgh PA GO	4.000%	9/1/36	840	852
	Pittsburgh PA GO	5.000%	9/1/36	825	867
	Pittsburgh PA GO	4.000%	9/1/37	500	505
	Pittsburgh PA GO	4.000%	9/1/38	500	502
	Pittsburgh PA GO	4.000%	9/1/38	800	800
	Pittsburgh PA GO	5.000%	9/1/39	500	543
	Pittsburgh PA GO	5.000%	9/1/40	500	544
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,598
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,061
	Pittsburgh PA GO	5.000%	9/1/42	500	540
	Pittsburgh PA GO	5.000%	9/1/42	1,250	1,312
	Pittsburgh PA GO	5.000%	9/1/43	400	422
	Pittsburgh PA GO	5.000%	9/1/44	400	428
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,104
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,745
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,447
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,006
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,195
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	856
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,354
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	407
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	244
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,174
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,479
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,590
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,956
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	2,500	2,403
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.220%	6/3/24	30,615	30,615
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.220%	6/3/24	7,500	7,500
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	645
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,359
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,059
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,055
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,786
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,007
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,530
[1]	Ridley School District GO	4.000%	11/15/37	800	791
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,702
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,224
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,510
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,126
	School District of Philadelphia GO	4.000%	9/1/38	1,000	1,003
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,003
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,593
	School District of Philadelphia GO	4.000%	9/1/39	2,010	1,992
	School District of Philadelphia GO	4.000%	9/1/40	8,880	8,732
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,888
	School District of Philadelphia GO	4.000%	9/1/41	1,830	1,791

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,315
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,119
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	10
[1]	Scott Township PA GO	3.000%	8/15/34	290	254
[1]	Scott Township PA GO	3.000%	8/15/38	300	250
[1]	Scott Township PA GO	3.000%	8/15/42	650	522
[1]	Scott Township PA GO	3.000%	8/15/46	600	454
[1]	Scranton PA GO	5.000%	11/15/26	850	874
[1]	Scranton PA GO	5.000%	11/15/27	615	638
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,639
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,310
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,725
	Scranton PA School District GO	4.000%	12/1/40	500	480
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,539
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,285	1,298
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,192
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,322
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,263
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,286
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,240	1,253
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	309
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	547
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	413
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,502
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,765	5,092
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,107
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,039
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,122
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,384
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/49	3,500	3,553
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,500
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,130
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,400
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,416
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,279
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,414
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,455
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.390%	6/6/24	3,115	3,115
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.390%	6/6/24	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	397
	State College PA Area School District GO	5.000%	5/15/37	630	665
	State College PA Area School District GO	5.000%	5/15/38	350	368
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	870	877
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	1,815	1,829
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,290	1,299
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,005
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,067
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/35	725	782
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/36	600	645
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/37	550	588
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/38	600	638
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/41	1,000	956
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/42	1,000	950
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	155	157
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	310	313
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	220	222
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,716
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,000
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,978
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	11,887
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,120

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,761
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,314
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,098
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,107
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,148
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,621
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,217
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,174
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,555
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,656
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,421
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,785
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,138
	Township of Hampton PA GO	5.000%	1/1/35	150	164
	Township of Hampton PA GO	5.000%	1/1/36	150	164
	Township of Hampton PA GO	5.000%	1/1/37	175	191
	Township of Hampton PA GO	4.000%	1/1/42	1,000	988
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,430
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,527
[6]	Tredyffrin Easttown School District GO	5.000%	2/15/44	500	538
[6]	Tredyffrin Easttown School District GO	5.000%	2/15/45	650	696
[3]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,050
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,046
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,708
[1]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,308
[3]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,149
[3]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,705
[3]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,682
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,999
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,266
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	827
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,115
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,560
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,430
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,326
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	2,992
	West Bradford Township PA GO	4.000%	12/15/40	745	747
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,457
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,136
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	4,889
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	590	589
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,501
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	987
	West Shore PA School District GO	4.000%	11/15/34	640	647
	West Shore PA School District GO	4.000%	11/15/35	540	548
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,113
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,007
	West Shore PA School District GO	4.000%	11/15/38	500	502
	West Shore PA School District GO	4.000%	11/15/40	850	850
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,511
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,213
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,322
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,428
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,022
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,016
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,451
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	9,230	8,224
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,223
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,349
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,465
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	776
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,914
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,416
[3]	Wilkinsburg-Penn Joint Water AuthorityWater Revenue	3.000%	9/15/39	1,000	815
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,279
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,180
	Wyomissing Area School District GO	4.000%	2/1/38	800	804
					3,523,000

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	212
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,795	1,665
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,002
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,257
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	665
					4,801
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	235	234
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,119	4,154
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,304
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,518
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,726
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,363	1,566
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,107	4,098
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,055
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	324
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	555	514
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	126
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,370
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	542
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,255	1,326
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,750	1,819
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	500	522
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,099	1,870
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	622
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,192
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,311	11,237
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,632
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,967
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,666	2,657
					51,375
Total Tax-Exempt Municipal Bonds (Cost $3,745,496)					3,579,176
Total Investments (99.9%) (Cost $3,745,496)					3,579,176
Other Assets and Liabilities—Net (0.1%)					4,931
Net Assets (100%)					3,584,107
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $135,230,000, representing 3.8% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Securities with a value of $201,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	272	28,777	(39)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(66)	(8,081)	39
				—

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,745,496)	3,579,176
Investment in Vanguard	110
Cash	24
Receivables for Investment Securities Sold	5,292
Receivables for Accrued Income	45,258
Receivables for Capital Shares Issued	1,523
Variation Margin Receivable—Futures Contracts	3
Other Assets	193
Total Assets	3,631,579
Liabilities
Payables for Investment Securities Purchased	42,050
Payables for Capital Shares Redeemed	1,736
Payables for Distributions	3,533
Payables to Vanguard	153
Total Liabilities	47,472
Net Assets	3,584,107
At May 31, 2024, net assets consisted of:

Paid-in Capital	3,818,534
Total Distributable Earnings (Loss)	(234,427)
Net Assets	3,584,107

Investor Shares—Net Assets
Applicable to 26,897,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	285,493
Net Asset Value Per Share—Investor Shares	$10.61

Admiral Shares—Net Assets
Applicable to 310,781,469 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,298,614
Net Asset Value Per Share—Admiral Shares	$10.61

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	64,714
Total Income	64,714
Expenses
The Vanguard Group—Note B
Investment Advisory Services	180
Management and Administrative—Investor Shares	215
Management and Administrative—Admiral Shares	1,214
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	84
Custodian Fees	8
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,741
Expenses Paid Indirectly	(8)
Net Expenses	1,733
Net Investment Income	62,981
Realized Net Gain (Loss)
Investment Securities Sold	(6,959)
Futures Contracts	(216)
Realized Net Gain (Loss)	(7,175)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,233)
Futures Contracts	(41)
Change in Unrealized Appreciation (Depreciation)	(1,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,532

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,981	120,393
Realized Net Gain (Loss)	(7,175)	(39,313)
Change in Unrealized Appreciation (Depreciation)	(1,274)	52,522
Net Increase (Decrease) in Net Assets Resulting from Operations	54,532	133,602
Distributions
Investor Shares	(4,948)	(9,480)
Admiral Shares	(57,488)	(110,124)
Total Distributions	(62,436)	(119,604)
Capital Share Transactions
Investor Shares	(1,086)	(1,516)
Admiral Shares	111,491	(54,376)
Net Increase (Decrease) from Capital Share Transactions	110,405	(55,892)
Total Increase (Decrease)	102,501	(41,894)
Net Assets
Beginning of Period	3,481,606	3,523,500
End of Period	3,584,107	3,481,606

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.63	$10.58	$12.14	$12.14	$11.89	$11.21
Investment Operations
Net Investment Income[1]	.185	.356	.327	.323	.353	.377
Net Realized and Unrealized Gain (Loss) on Investments	(.021)	.047	(1.532)	.036	.283	.727
Total from Investment Operations	.164	.403	(1.205)	.359	.636	1.104
Distributions
Dividends from Net Investment Income	(.184)	(.353)	(.327)	(.323)	(.352)	(.377)
Distributions from Realized Capital Gains	—	—	(.028)	(.036)	(.034)	(.047)
Total Distributions	(.184)	(.353)	(.355)	(.359)	(.386)	(.424)
Net Asset Value, End of Period	$10.61	$10.63	$10.58	$12.14	$12.14	$11.89
Total Return[2]	1.52%	3.89%	-10.00%	2.99%	5.45%	9.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$285	$287	$287	$393	$364	$368
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.43%	3.37%	2.95%	2.66%	2.96%	3.23%
Portfolio Turnover Rate	13%	38%	30%	22%	18%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.63	$10.58	$12.14	$12.14	$11.89	$11.21
Investment Operations
Net Investment Income[1]	.190	.364	.336	.333	.363	.386
Net Realized and Unrealized Gain (Loss) on Investments	(.022)	.048	(1.532)	.036	.282	.728
Total from Investment Operations	.168	.412	(1.196)	.369	.645	1.114
Distributions
Dividends from Net Investment Income	(.188)	(.362)	(.336)	(.333)	(.361)	(.387)
Distributions from Realized Capital Gains	—	—	(.028)	(.036)	(.034)	(.047)
Total Distributions	(.188)	(.362)	(.364)	(.369)	(.395)	(.434)
Net Asset Value, End of Period	$10.61	$10.63	$10.58	$12.14	$12.14	$11.89
Total Return[2]	1.56%	3.98%	-9.93%	3.07%	5.53%	10.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,299	$3,195	$3,236	$4,157	$3,905	$3,632
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.51%	3.45%	3.04%	2.74%	3.04%	3.31%
Portfolio Turnover Rate	13%	38%	30%	22%	18%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $110,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,579,176	—	3,579,176
Derivative Financial Instruments
Assets
Futures Contracts[1]	39	—	—	39
Liabilities
Futures Contracts[1]	39	—	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,746,034
Gross Unrealized Appreciation	22,458
Gross Unrealized Depreciation	(189,316)
Net Unrealized Appreciation (Depreciation)	(166,858)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $62,384,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $601,919,000 of investment securities and sold $470,865,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $56,685,000 and sales were $40,240,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	37,493	3,464	74,132	7,032
Issued in Lieu of Cash Distributions	4,021	373	7,438	706
Redeemed	(42,600)	(3,945)	(83,086)	(7,888)
Net Increase (Decrease)—Investor Shares	(1,086)	(108)	(1,516)	(150)
Admiral Shares
Issued	326,532	30,203	521,102	49,402
Issued in Lieu of Cash Distributions	37,339	3,460	70,778	6,715
Redeemed	(252,380)	(23,357)	(646,256)	(61,597)
Net Increase (Decrease)—Admiral Shares	111,491	10,306	(54,376)	(5,480)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q772 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)         Not applicable.

(a)(2)         Certifications filed herewith.

(a)(2)         Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.